CONDENSED STATEMENT OF OPERATIONS - USD ($)	2 Months Ended			3 Months Ended				9 Months Ended
	Dec. 31, 2019		Dec. 31, 2019	Sep. 30, 2020		Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2020
CONDENSED STATEMENT OF OPERATIONS
Formation costs	$ 1,450			$ 8,615,032				$ 10,676,879
Loss from operations	(1,450)			(8,615,032)				(10,676,879)
Other income:
Interest earned on cash equivalents held in Trust Account				160,319				4,375,998
Unrealized loss on marketable securities held in Trust Account				6,366				0
Other income, net				166,685				4,375,998
Loss before provision for income taxes				(8,448,347)				(6,300,881)
Benefit (provision) for income taxes				(209,330)				(660,298)
Net loss	$ (1,450)		$ (1,450)	$ (8,657,677)		$ (1,335,040)	$ 3,031,538	$ (6,961,179)
Weighted average shares outstanding, basic and diluted (1)	25,000,000	[1]		31,301,692	[2]			30,815,111	[2]
Basic and diluted net loss per common share	$ 0.00			$ (0.28)	[3]			$ (0.31)	[3]

[1]	Excludes an aggregate of 2,500,000 shares that are subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full (see Notes 7 and 8).
[2]	Excludes an aggregate of 105,003,860 shares subject to possible redemption at September 30, 2020.
[3]	Excludes interest income of $0 and $2,449,217 attributable to shares subject to possible redemption for the three and nine months ended September 30, 2020, respectively (see Note 2).